Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
SHARE-BASED COMPENSATION
22.	SHARE-BASED COMPENSATION

2010 Equity Incentive Plan

On October 18, 2010, the Company adopted its 2010 Equity Incentive Plan (the “2010 Plan”), which permits the grant of restricted shares, options and share appreciation rights to the employees, directors, officers and consultants of the Company. Under the plan, a total of 58,875,478 ordinary shares were initially reserved for issuance and subsequently increased to 589,729,714 ordinary shares. The 2010 Plan is valid and effective for an original term of ten years, and further extended to twenty years on September 15, 2020 commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under the 2010 Plan. Any unvested portion of the options will be forfeited upon the termination of the grantee’s service for any reason. In the event the grantee’s service is terminated for cause other than death or permanent disability, the vested portion of the options will be expired upon 90 days following such termination.

The Company has granted share options under the 2010 Plan to its employees and directors. Options granted to employees and directors vest over a four-year period, with 25% of the awards vesting on the first anniversary, and the remaining 75% of the awards vesting on a quarterly basis thereafter.

The following table sets forth the summary of option activity under the Company’s 2010 Plan:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$ in thousands)
Outstanding, December 31, 2020	420,698,274	0.49
Granted	2,583,000	0.51
Forfeited/Expired	(16,151,880)	0.51
Exercised	(65,463,860)	0.43
Outstanding, December 31, 2021	341,665,534	0.49	6.53	56,758
Vested and expected to vest as of December 31, 2021	335,342,645	0.48	6.50	55,875
Exercisable as of December 31, 2021	253,949,473	0.48	6.02	44,517

As of December 31, 2021, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested share options granted to the Group’s employees and directors was RMB1,111,673 (US$174,446). Total unrecognized compensation cost is expected to be recognized over a weighted-average period of 2.06 years and may be adjusted for future changes in estimated forfeitures.

The weighted average grant date fair value of the share options granted during the years ended December 31, 2019, 2020 and 2021 were US$2.83, US$2.37 and US$1.88, respectively. The total fair value of options vested during the years ended December 31, 2019, 2020 and 2021 were RMB832,594, RMB1,222,571 and RMB1,072,572 (US$168,310), respectively. Total intrinsic value of options exercised for the years ended December 31, 2019, 2020 and 2021 were RMB1,055,675, RMB888,668 and RMB95,024 (US$14,911).

The Company uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options granted to employees and non-employees were as follows:

	Year Ended December 31,
	2019	2020	2021
Fair value of ordinary shares (US$)	2.27~3.88	2.60~3.42	2.14~3.13
Risk-free interest rate (%)	1.64~2.76	0.60~0.78	0.93~1.57
Expected volatility (%)	39.6~51.0	48.2~50.4	47.2~48.0
Expected dividend yield	—	—	—
Expected exercise multiple	2.3	2.2~2.8	2.2~2.8

The estimated fair value of the Company’s ordinary shares is based on the Company’s share price. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility of the Company’s share price. The dividend yield is estimated based on our expected dividend policy over the expected term of the options. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.

2017 Share Incentive Plan

On November 30, 2017, the Company adopted its 2017 Share Incentive Plan (the “2017 Plan”). Under the 2017 Plan, the Company is authorized to grant options, restricted shares and restricted share units to members of the board, employees, consultants and other individuals for which the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 720,000 ordinary shares. The 2017 Plan is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there are no other vesting conditions for all the awards issued under the 2017 Plan. Any unvested portion of the options will be forfeited either (i) upon the termination of the grantee’s service for any reason; or (ii) upon the grantee’s scope of service no longer being involved in the business of the Company. In the event the grantee’s service is terminated for cause or takes place prior to an IPO other than death or permanent disability, the vested portion of the options will also be forfeited upon such termination.

In December 2017, the Company granted 720,000 restricted share units under the 2017 Plan to non-employees. All restricted shares vest over a four-year period, with 25% of the awards vesting on an annual basis.

The following table sets forth the summary of RSU activity under the Company’s 2017 Plan:

Number of shares
Restricted Shares
Unvested, December 31, 2020	44,000
Vested	(44,000)
Forfeited	—
Unvested, December 31, 2021	-

The total fair value of the restricted shares vested during the years ended December 31, 2019, 2020 and 2021 was RMB175, RMB611, and RMB595 (US$93), respectively. The weighted average grant date fair value of the restricted share units granted during the years ended December 31, 2019, 2020 and 2021 were nil. As of December 31, 2021, there was no unrecognized share-based compensation cost related to restricted shares.

2021 Equity Incentive Plan

On December 2, 2021, the Company adopted its 2021 Equity Incentive Plan (the “2021 Plan”), which permits the grant of restricted shares units and options to the directors, employees, consultants and other individuals of the Company. Under the 2021 Plan, the maximum aggregate number of ordinary shares which may be issued pursuant to all awards shall initially be 364,000,000 ordinary shares, provided that if restricted share units are granted, each restricted share unit (that entitles the holder to one ordinary share) granted shall reduce the number of ordinary shares under the 2021 Plan available for future grants by 1.3 ordinary shares. The 2021 Plan is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under the 2021 Plan. Any unvested portion of the restricted shares units and options will be forfeited upon the termination of the grantee’s service for any reason. In the event the grantee’s service is terminated for cause other than death or permanent disability, the vested portion of the options will be expired upon 90 days following such termination. As of December 31, 2021, the Company has not granted any restricted shares units or options under the 2021 Plan.

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cost of revenues	171,053	201,970	173,263	27,189
Selling, general and administrative	675,278	851,416	718,377	112,728
Research and development	238,189	316,709	327,523	51,396
	1,084,520	1,370,095	1,219,163	191,313